Consolidated Quarterly Holdings Report
for
Fidelity® Managed Futures ETF
April 30, 2026
MFE-NPRT1-0626
1.9919364.100
Common Stocks - 2.7%
	Shares	Value ($)
UNITED STATES - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
NVIDIA Corp (Cost $5,993,860)	34,000	6,785,380

Domestic Equity Funds - 2.6%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $5,770,387)	9,300	6,715,251

U.S. Treasury Obligations - 49.3%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (c)(d)	3.65	60,600,000	60,141,167
US Treasury Bills 0% 7/23/2026 (c)(d)(e)	3.63	66,600,000	66,047,604
TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,185,829)			126,188,771

Money Market Funds - 45.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $116,546,882)	3.69	116,522,263	116,545,567

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $254,496,958)	256,234,969
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(296,008)
NET ASSETS - 100.0%	255,938,961

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
Bursa Malaysia Crude Palm Oil Contracts (Malaysia)	86	7/2026	2,474,002	(90,005)
CBOT Hard Red Winter Wheat Contracts (United States)	49	9/2026	1,729,088	130,675
CBOT KC Hard Red Winter Wheat Contracts (United States)	8	7/2026	277,400	32,196
CBOT Soybean Contracts (United States)	95	11/2026	5,571,750	89,298
CBOT Soybean Meal Contracts (United States)	12	12/2026	373,800	(4,423)
CBOT Soybean Oil Contracts (United States)	84	12/2026	3,499,776	306,522
CBOT Wheat Contracts (United States)	6	7/2026	191,025	12,903
CBOT Wheat Contracts (United States)	33	9/2026	1,075,388	47,237
CEC Copper Contracts (United States)	30	9/2026	4,528,875	35,809
CEC Gold Bullion Contracts (United States)	4	6/2026	1,851,840	(142,330)
CEC Silver Bullion Contracts (United States)	1	7/2026	370,140	11,757
CEC US Midwest Hot-Rolled Coil Steel Contracts (United States)	9	6/2026	201,960	9,378
CEC US Midwest Hot-Rolled Coil Steel Contracts (United States)	66	5/2026	1,426,920	24,617
CME Lean Hogs Contracts (United States)	114	8/2026	4,808,520	(158,622)
CME Lean Hogs Contracts (United States)	669	10/2026	24,224,490	(246,038)
CME Live Cattle Contracts (United States)	51	10/2026	4,966,890	86,743
EEX French Financial Baseload Contracts (Germany)	8	6/2026	155,203	(33,938)
EEX Italian Power Base Contracts (Germany)	16	6/2026	1,699,462	52,952
EEX Phelix DE Baseload Contracts (Germany)	26	6/2026	1,851,186	(63,507)
Euronext MATIF Rapeseed Contracts (France)	105	7/2026	3,207,045	146,399
ICE Brent Crude Oil Contracts (United Kingdom)	36	5/2026	3,974,400	911,651
ICE Brent Crude Oil Contracts (United Kingdom)	50	9/2026	4,518,500	434,554
ICE Coal Contracts (United Kingdom)	15	6/2026	1,715,250	88,536
ICE Cotton No 2 Contracts (United States)	31	12/2026	1,284,485	6,211
ICE Crude Oil Contracts (United Kingdom)	23	7/2026	2,206,390	225,879
ICE ENDEX Natural Gas Contracts (Netherlands)	25	5/2026	971,011	38,875
ICE Gas Oil Contracts (United Kingdom)	43	7/2026	4,931,025	565,316
ICE Gas Oil Contracts (United Kingdom)	38	9/2026	3,895,950	854,721
ICE Murban Crude Contracts (United Arab Emirates)	15	5/2026	1,620,300	191,114
ICE Natural Gas Contracts (United Kingdom)	20	5/2026	920,322	(24,853)
LME Aluminum Contracts (United Kingdom)	78	7/2026	6,801,737	(18,972)
LME Aluminum Contracts (United Kingdom)	133	5/2026	12,128,470	1,776,308
LME Lead Contracts (United Kingdom)	23	7/2026	1,123,125	1,033
LME Lead Contracts (United Kingdom)	131	5/2026	6,364,570	(80,327)
LME Nickel Contracts (United Kingdom)	45	7/2026	5,252,386	574,510
LME Nickel Contracts (United Kingdom)	50	5/2026	5,399,958	165,494
LME Tin Contracts (United Kingdom)	8	7/2026	1,968,360	73,343
LME Tin Contracts (United Kingdom)	10	5/2026	2,475,200	70,242
LME Zinc Contracts (United Kingdom)	90	7/2026	7,582,613	88,826
LME Zinc Contracts (United Kingdom)	102	5/2026	8,689,661	122,453
NYMEX Ethanol Contracts (United States)	55	6/2026	4,677,750	221,417
NYMEX Gasoline RBOB Contracts (United States)	4	6/2026	579,146	98,434
NYMEX Gasoline RBOB Contracts (United States)	37	8/2026	4,821,285	981,189
NYMEX Heating Oil Contracts (United States)	14	6/2026	2,286,262	283,427
NYMEX Heating Oil Contracts (United States)	25	8/2026	3,769,605	834,467
NYMEX Palladium Bullion Contracts (United States)	8	6/2026	1,226,640	(138,840)
NYMEX Platinum Bullion Contracts (United States)	12	7/2026	1,196,760	(57,936)
NYMEX Propane Contracts (United States)	20	6/2026	732,547	67,324
NYMEX WTI Crude Contracts (United States)	47	8/2026	4,172,660	588,403
NYMEX WTI Crude Contracts (United States)	31	6/2026	3,073,340	388,501
OSE Platinum Bullion Contracts (Japan)	17	2/2027	529,077	(36,216)
OSE Platinum Bullion Contracts (Japan)	2	4/2027	61,345	(2)
SGX Iron Ore Index Contracts (Singapore)	350	6/2026	3,745,700	68,883
SGX Iron Ore Index Contracts (Singapore)	5	7/2026	52,825	(16)
SGX Natural Rubber Contracts (Singapore)	407	6/2026	4,365,075	233,745

TOTAL COMMODITY CONTRACTS				9,845,317

Equity Contracts
Eurex Euro STOXX 50 Contracts (Germany)	53	6/2026	3,630,824	69,563
Eurex Euro STOXX 50 Contracts (Germany)	36	6/2026	6,023,400	137,961
Euronext CAC 40 Index Contracts (France)	83	5/2026	7,843,089	(126,870)
HKEX Hang Seng Index Contracts (Hong Kong)	12	5/2026	1,962,585	(7,461)
HKEX Hang Seng Index Contracts (Hong Kong)	7	5/2026	386,648	607
ICE FTSE 100 Index Contracts (United Kingdom)	15	6/2026	2,115,424	2,165
ICE MSCI EAFE Index Contracts (United States)	27	6/2026	4,112,235	133,520
ICE MSCI Emerging Markets Index Contracts (United States)	50	6/2026	4,085,500	308,918
IDEM FTSE MIB Index Contracts (Italy)	25	6/2026	6,990,352	482,372
MEFF IBEX 35 Index Contracts (Spain)	26	5/2026	5,424,240	(89,823)
OMXS30 Index Contracts (Sweden)	149	5/2026	4,924,445	(80,029)
OSE Nikkei 225 Index Contracts (Japan)	3	6/2026	1,139,657	103,982
OSE TOPIX Contracts (Japan)	14	6/2026	3,344,884	78,053
SGX FTSE China A50 Index Contracts (Singapore)	113	5/2026	1,757,489	(6,197)
SGX MSCI Singapore Index Contracts (Singapore)	200	5/2026	6,929,449	19,276
TFEX SET50 Index Contracts (Thailand)	666	6/2026	3,979,144	107,001
TMX S&P/TSX 60 Index Contracts (Canada)	5	6/2026	1,457,792	38,916

TOTAL EQUITY CONTRACTS				1,171,954

Interest Rate Contracts
Eurex Euro-OAT Contracts (Germany)	76	6/2026	10,633,135	(154,419)
Eurex Euro-Schatz Contracts (Germany)	507	6/2026	62,893,369	5,483
KRX 3Y Korea Treasury Bond Contracts (South Korea)	280	6/2026	19,544,498	(105,457)
OSE 10Y Japan Treasury Bond Contracts (Japan)	59	6/2026	48,666,858	(788,608)
TME 3M CORRA Contracts (Canada)	16	9/2026	2,868,415	(76)

TOTAL INTEREST RATE CONTRACTS				(1,043,077)

TOTAL LONG				9,974,194

SHORT

Commodity Contracts
CBOT Corn Contracts (United States)	(152)	7/2026	(3,608,100)	(140,503)
CBOT Corn Contracts (United States)	(1)	9/2026	(23,988)	(100)
CBOT Soybean Contracts (United States)	(22)	7/2026	(1,315,050)	(14,530)
CBOT Soybean Meal Contracts (United States)	(18)	7/2026	(574,020)	(6)
CBOT Soybean Oil Contracts (United States)	(21)	7/2026	(939,204)	(80,680)
CEC Copper Contracts (United States)	(5)	7/2026	(747,563)	(17,238)
CME Butter Contracts (United States)	(19)	6/2026	(618,830)	64,018
CME CF Bitcoin Reference Rate Contracts (United States)	(3)	5/2026	(1,151,100)	(4,575)
CME CF Ether-Dollar Reference Rate Contracts (United States)	(4)	5/2026	(454,100)	23,962
CME Cheese Contracts (United States)	(40)	6/2026	(1,354,400)	379
CME Lean Hogs Contracts (United States)	(720)	6/2026	(29,455,200)	1,821,460
CME Live Cattle Contracts (United States)	(6)	6/2026	(609,600)	(59,574)
CME Milk Contracts (United States)	(36)	6/2026	(1,257,840)	53,894
Euronext MATIF Wheat Contracts (France)	(254)	12/2026	(3,318,470)	(32,018)
ICE Cocoa Contracts (United Kingdom)	(55)	12/2026	(2,014,155)	(221,117)
ICE Cocoa Contracts (United States)	(30)	9/2026	(1,092,300)	(59,952)
ICE Cocoa Contracts (United States)	(63)	7/2026	(2,248,470)	(197,634)
ICE Coffee C Contracts (United States)	(4)	7/2026	(428,325)	3,475
ICE Coffee Contracts (United States)	(4)	9/2026	(413,025)	3,663
ICE Coffee Robusta Contracts (United Kingdom)	(43)	7/2026	(1,445,230)	(17,183)
ICE Cotton No 2 Contracts (United States)	(26)	7/2026	(1,068,600)	(87,019)
ICE Endex Bull Carbon Emission Contracts (Netherlands)	(1)	12/2026	(86,559)	(2,023)
ICE Sugar No 11 Contracts (United States)	(95)	6/2026	(1,554,504)	(36,019)
ICE Sugar No 11 Contracts (United States)	(97)	9/2026	(1,635,032)	(13,155)
ICE White Sugar Contracts (United Kingdom)	(106)	7/2026	(2,326,170)	45,233
JSE Maize Contracts (South Africa)	(186)	7/2026	(3,734,479)	95,597
JSE Maize Contracts (South Africa)	(206)	7/2026	(4,271,725)	21,212
JSE Wheat Contracts (South Africa)	(543)	7/2026	(9,720,350)	(130,649)
LME Aluminum Contracts (United Kingdom)	(133)	5/2026	(12,128,470)	(890,981)
LME Lead Contracts (United Kingdom)	(13)	7/2026	(634,810)	(4,459)
LME Lead Contracts (United Kingdom)	(131)	5/2026	(6,364,570)	(3,934)
LME Nickel Contracts (United Kingdom)	(50)	5/2026	(5,399,958)	(244,816)
LME Tin Contracts (United Kingdom)	(10)	5/2026	(2,475,200)	(39,128)
LME Zinc Contracts (United Kingdom)	(102)	5/2026	(8,689,661)	(262,140)
MIAX Wheat Contracts (United States)	(8)	7/2026	(282,300)	(18,134)
NYMEX Natural Gas Contracts (United States)	(7)	6/2026	(213,080)	(5,956)
NYMEX Natural Gas Contracts (United States)	(39)	8/2026	(1,210,170)	151,096

TOTAL COMMODITY CONTRACTS				(299,534)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	(28)	6/2026	(4,362,301)	(40,123)
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	(19)	6/2026	(4,734,325)	(248,395)
CME E-Mini Nasdaq 100 Index Contracts (United States)	(6)	6/2026	(3,311,520)	(372,403)
CME E-Mini Russell 2000 Index Contracts (United States)	(13)	6/2026	(1,825,070)	(184,583)
CME E-Mini S&P 500 Index Contracts (United States)	(14)	6/2026	(5,070,625)	(405,151)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	(8)	6/2026	(2,920,960)	(180,847)
Eurex DAX Index Contracts (Germany)	(6)	6/2026	(4,291,076)	(170,130)
JSE FTSE TOP 40 Index Contracts (South Africa)	(22)	6/2026	(1,424,599)	29,163
KRX KOSPI 200 Index Contracts (South Korea)	(6)	6/2026	(1,009,810)	(165,304)
NSE IFSC Nifty 50 Contract (India)	(186)	5/2026	(8,981,196)	46,465
SGX FTSE Taiwan Index Contracts (Singapore)	(22)	5/2026	(2,896,740)	(71,181)

TOTAL EQUITY CONTRACTS				(1,762,489)

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	(273)	6/2026	(21,013,616)	151,220
ASX 3Y Australia Treasury Bond Contracts (Australia)	(728)	6/2026	(54,104,634)	211,188
CBOT 10Y US Treasury Notes Contracts (United States)	(105)	6/2026	(11,609,063)	77,242
CBOT 2Y US Treasury Notes Contracts (United States)	(457)	6/2026	(94,656,125)	683,689
CBOT 5Y US Treasury Notes Contracts (United States)	(340)	6/2026	(36,664,219)	464,322
CBOT US Treasury Long Bond Contracts (United States)	(48)	6/2026	(5,413,500)	44,154
CBOT US Treasury Ultra Bond Contracts (United States)	(91)	6/2026	(10,459,313)	316,538
CME 3M US SOFR Index Contracts (United States)	(687)	9/2026	(165,472,538)	216,400
CME 3M US SOFR Index Contracts (United States)	(375)	12/2026	(90,328,125)	220,849
CME 3M US SOFR Index Contracts (United States)	(234)	6/2027	(56,312,100)	130,657
CME 3M US SOFR Index Contracts (United States)	(283)	3/2027	(68,139,325)	188,407
Eurex Euro-BTP Contracts (Germany)	(24)	6/2026	(3,292,798)	4,408
Eurex Euro-Bobl Contracts (Germany)	(192)	6/2026	(26,002,296)	258,950
Eurex Euro-Bund Contracts (Germany)	(93)	6/2026	(13,675,980)	110,587
Eurex Euro-Buxl Contracts (Germany)	(94)	6/2026	(12,016,865)	185,111
ICE 3M EURIBOR Index Contracts (United States)	(283)	9/2026	(80,748,319)	555,584
ICE 3M EURIBOR Index Contracts (United States)	(234)	12/2026	(66,684,813)	513,917
ICE 3M EURIBOR Index Contracts (United States)	(479)	6/2026	(137,108,416)	506,156
ICE 3M EURIBOR Index Contracts (United States)	(227)	3/2027	(64,666,669)	198,546
ICE 3M SONIA Index Contracts (United Kingdom)	(132)	6/2027	(42,853,305)	46,113
ICE 3M SONIA Index Contracts (United States)	(257)	9/2026	(83,818,233)	64,454
ICE 3M SONIA Index Contracts (United States)	(165)	12/2026	(53,645,105)	148,566
ICE 3M SONIA Index Contracts (United States)	(136)	3/2027	(44,163,440)	49,198
ICE Long GILT Futures (United Kingdom)	(64)	6/2026	(7,530,421)	255,493
KRX 3Y Korea Treasury Bond Contracts (South Korea)	(113)	6/2026	(8,266,249)	123,019
TME 3M CORRA Contracts (Canada)	(263)	12/2026	(47,028,809)	23,016
TME 3M CORRA Contracts (Canada)	(278)	6/2027	(49,534,898)	27,549
TME 3M CORRA Contracts (Canada)	(267)	3/2027	(47,648,446)	47,257
TMX 10Y Canadian Bond Contracts (Canada)	(33)	6/2026	(2,888,318)	12,266

TOTAL INTEREST RATE CONTRACTS				5,834,856

TOTAL SHORT				3,772,833

TOTAL FUTURES CONTRACTS				13,747,027
The notional amount of long futures as a percentage of Net Assets is 154.6%.
The notional amount of short futures as a percentage of Net Assets is 609.9%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	4,885,000	USD	3,451,069	Bank of America NA	6/2026	58,045
AUD	8,525,000	USD	5,927,538	Bank of America NA	6/2026	196,351
AUD	9,312,000	USD	6,572,130	JPMorgan Chase Bank NA	6/2026	117,096
AUD	8,992,000	USD	6,347,659	JPMorgan Chase Bank NA	6/2026	111,697
AUD	1,546,000	USD	1,064,718	State Street Bank & Trust Co	6/2026	45,843
AUD	14,021,000	USD	9,644,135	State Street Bank & Trust Co	6/2026	427,777
AUD	4,314,000	USD	3,088,073	State Street Bank & Trust Co	6/2026	10,866
AUD	5,786,000	USD	4,128,861	State Street Bank & Trust Co	6/2026	27,482
BRL	5,040,000	USD	1,001,192	Bank of America NA	7/2026	(4,486)
BRL	62,437,000	USD	11,824,070	Bank of America NA	7/2026	523,412
CAD	19,354,000	USD	14,043,974	Citibank NA	6/2026	202,560
CAD	47,459,000	USD	35,066,367	JPMorgan Chase Bank NA	6/2026	(131,663)
CAD	10,003,000	USD	7,306,383	JPMorgan Chase Bank NA	6/2026	56,854
CAD	10,891,000	USD	7,849,683	JPMorgan Chase Bank NA	6/2026	167,213
CAD	13,942,000	USD	10,209,770	JPMorgan Chase Bank NA	6/2026	52,976
CAD	2,994,000	USD	2,180,876	JPMorgan Chase Bank NA	6/2026	23,016
CAD	3,419,000	USD	2,470,672	State Street Bank & Trust Co	6/2026	46,064
CAD	5,226,000	USD	3,827,374	State Street Bank & Trust Co	6/2026	19,499
CHF	3,841,000	USD	4,885,163	Bank of America NA	6/2026	50,426
CHF	1,855,000	USD	2,362,681	Citibank NA	6/2026	20,947
CHF	2,483,000	USD	3,188,120	Citibank NA	6/2026	2,473
CHF	2,529,000	USD	3,237,435	JPMorgan Chase Bank NA	6/2026	12,266
CHF	3,258,000	USD	4,142,068	JPMorgan Chase Bank NA	6/2026	44,380
CHF	2,841,000	USD	3,622,514	State Street Bank & Trust Co	6/2026	28,100
CHF	888,000	USD	1,129,432	State Street Bank & Trust Co	6/2026	11,626
CHF	1,714,000	USD	2,197,574	State Street Bank & Trust Co	6/2026	4,873
CHF	3,781,000	USD	4,884,193	State Street Bank & Trust Co	6/2026	(25,702)
CLP	5,984,502,000	USD	6,708,933	Bank of America NA	6/2026	(81,372)
CNH	9,478,000	USD	1,394,710	Bank of America NA	6/2026	(3,027)
CNH	7,117,000	USD	1,048,111	Bank of America NA	6/2026	(3,100)
CNH	8,200,000	USD	1,204,645	State Street Bank & Trust Co	6/2026	(614)
COP	50,287,399,000	USD	13,402,825	Bank of America NA	6/2026	310,147
COP	3,912,768,000	USD	1,088,392	Bank of America NA	6/2026	(21,411)
CZK	72,245,000	USD	3,437,359	HSBC Bank USA NA	6/2026	42,336
EUR	5,040,000	USD	5,861,990	JPMorgan Chase Bank NA	6/2026	62,547
GBP	1,126,000	USD	1,518,410	Bank of America NA	6/2026	11,532
GBP	1,552,000	USD	2,106,474	Bank of America NA	6/2026	2,290
GBP	30,461,000	USD	40,864,345	Bank of America NA	6/2026	524,234
GBP	3,035,000	USD	4,072,600	Brown Brothers Harriman & Co.	6/2026	51,176
GBP	2,874,000	USD	3,805,427	JPMorgan Chase Bank NA	6/2026	99,592
GBP	1,639,000	USD	2,216,631	JPMorgan Chase Bank NA	6/2026	10,344
HUF	2,589,931,000	USD	7,713,585	HSBC Bank USA NA	6/2026	598,001
ILS	3,117,000	USD	1,040,448	Bank of America NA	6/2026	15,623
INR	111,661,000	USD	1,193,597	Bank of America NA	6/2026	(21,802)
INR	1,452,096,000	USD	15,602,192	Bank of America NA	6/2026	(363,577)
MXN	19,020,000	USD	1,101,871	Bank of America NA	6/2026	(19,910)
MXN	205,355,000	USD	11,570,614	HSBC Bank USA NA	6/2026	111,096
NOK	34,354,000	USD	3,525,958	Bank of America NA	6/2026	165,069
NOK	102,874,000	USD	10,621,238	JPMorgan Chase Bank NA	6/2026	431,643
NZD	13,286,000	USD	7,588,003	Bank of America NA	6/2026	246,155
NZD	40,079,000	USD	23,839,991	Bank of America NA	6/2026	(207,203)
NZD	2,133,000	USD	1,253,511	Brown Brothers Harriman & Co.	6/2026	4,224
NZD	1,748,000	USD	1,026,934	Brown Brothers Harriman & Co.	6/2026	3,783
NZD	10,354,000	USD	6,040,720	Brown Brothers Harriman & Co.	6/2026	64,569
NZD	13,536,000	USD	7,931,385	JPMorgan Chase Bank NA	6/2026	50,187
NZD	3,713,000	USD	2,189,783	Royal Bank of Canada	6/2026	(393)
NZD	3,809,000	USD	2,259,331	State Street Bank & Trust Co	6/2026	(13,335)
NZD	13,614,000	USD	8,007,564	State Street Bank & Trust Co	6/2026	20,001
PEN	56,763,000	USD	16,558,635	Bank of America NA	6/2026	(491,110)
PHP	67,804,000	USD	1,141,866	Bank of America NA	6/2026	(40,533)
PLN	13,934,000	USD	3,796,909	Bank of America NA	6/2026	41,970
RON	9,116,000	USD	2,060,974	Bank of America NA	6/2026	(8,006)
SEK	62,452,000	USD	6,753,354	BNP Paribas SA	6/2026	12,892
SEK	30,558,000	USD	3,325,771	BNP Paribas SA	6/2026	(15,021)
SEK	20,125,000	USD	2,159,456	Bank of America NA	6/2026	20,950
SEK	49,798,000	USD	5,262,549	Bank of America NA	6/2026	132,723
SEK	22,842,000	USD	2,429,349	Bank of America NA	6/2026	45,425
SEK	92,439,000	USD	9,940,985	Bank of America NA	6/2026	74,148
SEK	14,424,000	USD	1,551,385	Bank of America NA	6/2026	11,356
SEK	14,216,000	USD	1,535,204	Bank of America NA	6/2026	5,003
SEK	39,129,000	USD	4,223,783	Bank of America NA	6/2026	15,576
SEK	10,966,000	USD	1,171,385	Bank of America NA	6/2026	16,706
SEK	31,066,000	USD	3,390,691	HSBC Bank USA NA	6/2026	(24,903)
SGD	8,047,000	USD	6,327,153	Bank of America NA	6/2026	11,701
THB	23,827,000	USD	752,541	JPMorgan Chase Bank NA	6/2026	(18,897)
TWD	278,688,000	USD	8,751,390	Bank of America NA	6/2026	69,245
TWD	261,167,000	USD	8,153,825	Bank of America NA	6/2026	112,261
TWD	113,916,000	USD	3,552,216	JPMorgan Chase Bank NA	6/2026	53,291
TWD	86,908,000	USD	2,743,769	Royal Bank of Canada	6/2026	6,919
USD	3,912,471	AUD	5,696,000	Bank of America NA	6/2026	(179,221)
USD	3,641,407	AUD	5,134,000	Bank of America NA	6/2026	(46,575)
USD	36,021,842	AUD	50,300,000	Bank of America NA	6/2026	(110,900)
USD	1,277,708	AUD	1,840,000	JPMorgan Chase Bank NA	6/2026	(44,046)
USD	3,809,961	AUD	5,406,000	JPMorgan Chase Bank NA	6/2026	(73,411)
USD	4,305,836	AUD	6,183,000	JPMorgan Chase Bank NA	6/2026	(135,690)
USD	1,957,146	AUD	2,734,000	JPMorgan Chase Bank NA	6/2026	(6,809)
USD	2,147,452	AUD	3,003,000	JPMorgan Chase Bank NA	6/2026	(9,737)
USD	1,103,101	AUD	1,567,000	Royal Bank of Canada	6/2026	(22,546)
USD	3,846,374	AUD	5,556,000	State Street Bank & Trust Co	6/2026	(144,749)
USD	1,173,603	BRL	6,260,000	Bank of America NA	7/2026	(64,368)
USD	989,066	BRL	5,292,000	Bank of America NA	7/2026	(57,474)
USD	11,872,700	CAD	16,179,000	Brown Brothers Harriman & Co.	6/2026	(36,707)
USD	1,078,394	CAD	1,461,000	Brown Brothers Harriman & Co.	6/2026	2,948
USD	3,756,197	CAD	5,218,000	JPMorgan Chase Bank NA	6/2026	(84,787)
USD	2,236,149	CAD	3,042,000	JPMorgan Chase Bank NA	6/2026	(3,075)
USD	3,345,528	CAD	4,571,000	JPMorgan Chase Bank NA	6/2026	(19,198)
USD	1,240,634	CAD	1,704,000	JPMorgan Chase Bank NA	6/2026	(13,685)
USD	4,743,834	CAD	6,474,000	JPMorgan Chase Bank NA	6/2026	(21,696)
USD	8,672,035	CAD	11,825,000	JPMorgan Chase Bank NA	6/2026	(32,381)
USD	6,433,370	CAD	8,928,000	JPMorgan Chase Bank NA	6/2026	(138,556)
USD	4,944,512	CAD	6,832,000	Royal Bank of Canada	6/2026	(84,543)
USD	1,222,992	CAD	1,669,000	State Street Bank & Trust Co	6/2026	(5,564)
USD	4,663,202	CHF	3,596,000	Bank of America NA	6/2026	42,432
USD	1,720,039	CHF	1,339,000	Bank of America NA	6/2026	(543)
USD	2,910,401	CHF	2,268,000	Brown Brothers Harriman & Co.	6/2026	(3,922)
USD	5,077,569	CHF	3,957,000	Brown Brothers Harriman & Co.	6/2026	(7,077)
USD	6,634,213	CHF	5,192,000	JPMorgan Chase Bank NA	6/2026	(37,377)
USD	1,146,697	CHF	910,000	State Street Bank & Trust Co	6/2026	(22,631)
USD	1,024,343	CLP	954,585,000	Bank of America NA	6/2026	(32,816)
USD	1,000,339	CLP	914,160,000	State Street Bank & Trust Co	6/2026	(12,051)
USD	3,385,089	CNH	23,123,000	BNP Paribas SA	6/2026	(10,131)
USD	1,349,778	CNH	9,242,000	Bank of America NA	6/2026	(7,252)
USD	1,087,463	CNH	7,468,000	Bank of America NA	6/2026	(9,086)
USD	1,424,171	CNH	9,745,000	Bank of America NA	6/2026	(6,716)
USD	1,122,298	CNH	7,722,000	Bank of America NA	6/2026	(11,546)
USD	1,027,660	CNH	7,050,000	Bank of America NA	6/2026	(7,512)
USD	1,057,239	COP	3,987,906,000	Bank of America NA	6/2026	(30,231)
USD	1,144,991	CZK	24,238,000	Bank of America NA	6/2026	(22,437)
USD	1,050,136	CZK	22,138,000	HSBC Bank USA NA	6/2026	(16,145)
USD	1,009,689	CZK	21,288,000	HSBC Bank USA NA	6/2026	(15,652)
USD	1,121,524	EUR	963,000	Brown Brothers Harriman & Co.	6/2026	(10,486)
USD	1,126,090	EUR	971,000	HSBC Bank USA NA	6/2026	(15,324)
USD	1,021,326	EUR	876,000	JPMorgan Chase Bank NA	6/2026	(8,415)
USD	1,351,348	EUR	1,167,000	JPMorgan Chase Bank NA	6/2026	(20,464)
USD	1,033,799	EUR	894,000	Royal Bank of Canada	6/2026	(17,101)
USD	1,587,714	GBP	1,193,000	BNP Paribas SA	6/2026	(33,263)
USD	4,156,402	GBP	3,130,000	Bank of America NA	6/2026	(96,454)
USD	4,302,492	GBP	3,233,000	Citibank NA	6/2026	(90,315)
USD	3,449,585	GBP	2,577,000	Citibank NA	6/2026	(51,888)
USD	1,661,926	GBP	1,251,000	JPMorgan Chase Bank NA	6/2026	(37,858)
USD	7,521,280	GBP	5,614,000	JPMorgan Chase Bank NA	6/2026	(106,686)
USD	3,069,653	GBP	2,323,000	JPMorgan Chase Bank NA	6/2026	(86,700)
USD	7,948,864	GBP	5,947,000	JPMorgan Chase Bank NA	6/2026	(131,563)
USD	1,554,629	GBP	1,169,000	JPMorgan Chase Bank NA	6/2026	(33,738)
USD	1,141,333	HUF	387,054,000	Bank of America NA	6/2026	(100,798)
USD	1,040,786	HUF	345,343,000	HSBC Bank USA NA	6/2026	(67,486)
USD	1,015,113	HUF	343,034,000	Royal Bank of Canada	6/2026	(85,749)
USD	1,208,160	IDR	20,599,125,000	Bank of America NA	6/2026	20,723
USD	1,031,203	IDR	17,448,991,000	Bank of America NA	6/2026	25,356
USD	1,064,800	IDR	18,080,304,000	Bank of America NA	6/2026	22,561
USD	2,872,469	IDR	48,628,020,000	Bank of America NA	6/2026	69,306
USD	1,200,964	IDR	20,865,463,000	Royal Bank of Canada	6/2026	(1,826)
USD	2,936,661	ILS	9,096,000	HSBC Bank USA NA	6/2026	(145,153)
USD	1,044,304	ILS	3,300,000	HSBC Bank USA NA	6/2026	(73,768)
USD	1,058,508	ILS	3,273,000	JPMorgan Chase Bank NA	6/2026	(50,417)
USD	1,124,008	INR	106,837,000	Bank of America NA	6/2026	2,837
USD	1,183,109	INR	111,437,000	Bank of America NA	6/2026	13,664
USD	1,139,111	JPY	179,667,000	Bank of America NA	6/2026	(11,819)
USD	5,304,322	JPY	835,166,000	Brown Brothers Harriman & Co.	6/2026	(45,673)
USD	1,075,056	JPY	170,342,000	JPMorgan Chase Bank NA	6/2026	(16,139)
USD	1,121,650	KRW	1,696,944,000	Bank of America NA	6/2026	(23,915)
USD	6,291,054	KRW	9,255,210,000	Bank of America NA	6/2026	43,093
USD	1,031,923	KRW	1,531,373,000	Bank of America NA	6/2026	(1,869)
USD	1,055,139	MXN	18,989,000	Bank of America NA	6/2026	(25,059)
USD	1,031,722	MXN	18,624,000	JPMorgan Chase Bank NA	6/2026	(27,713)
USD	13,098,688	NOK	126,259,000	Bank of America NA	6/2026	(466,700)
USD	1,320,168	NOK	12,304,000	Bank of America NA	6/2026	(1,785)
USD	4,454,927	NOK	43,407,000	Bank of America NA	6/2026	(208,763)
USD	4,758,346	NOK	45,450,000	Bank of America NA	6/2026	(124,846)
USD	1,232,038	NOK	12,014,000	Brown Brothers Harriman & Co.	6/2026	(58,757)
USD	6,935,065	NOK	67,422,000	HSBC Bank USA NA	6/2026	(308,819)
USD	7,873,550	NOK	75,456,000	JPMorgan Chase Bank NA	6/2026	(233,515)
USD	7,344,126	NOK	68,586,000	State Street Bank & Trust Co	6/2026	(24,820)
USD	2,981,548	NZD	5,072,000	Bank of America NA	6/2026	(9,183)
USD	4,707,929	NZD	8,207,000	Bank of America NA	6/2026	(131,371)
USD	4,908,529	NZD	8,388,000	Bank of America NA	6/2026	(37,498)
USD	4,652,115	NZD	7,875,000	Bank of America NA	6/2026	8,581
USD	14,546,640	NZD	24,848,000	JPMorgan Chase Bank NA	6/2026	(105,110)
USD	1,247,888	PEN	4,357,000	Bank of America NA	6/2026	14,581
USD	1,211,860	PEN	4,210,000	Bank of America NA	6/2026	20,163
USD	1,109,321	PEN	3,856,000	Bank of America NA	6/2026	17,829
USD	1,373,767	PEN	4,734,000	Bank of America NA	6/2026	33,745
USD	1,119,372	PHP	67,778,000	Bank of America NA	6/2026	18,462
USD	991,228	PHP	60,340,000	JPMorgan Chase Bank NA	6/2026	11,132
USD	1,243,954	PHP	75,309,000	JPMorgan Chase Bank NA	6/2026	20,718
USD	1,016,915	PHP	62,826,000	JPMorgan Chase Bank NA	6/2026	(3,561)
USD	1,130,540	PLN	4,186,000	HSBC Bank USA NA	6/2026	(22,722)
USD	1,115,860	PLN	4,144,000	HSBC Bank USA NA	6/2026	(25,831)
USD	1,125,889	PLN	4,167,000	HSBC Bank USA NA	6/2026	(22,138)
USD	1,210,021	RON	5,394,000	JPMorgan Chase Bank NA	6/2026	(4,735)
USD	1,211,996	RON	5,357,000	JPMorgan Chase Bank NA	6/2026	5,573
USD	1,091,677	RON	4,858,000	JPMorgan Chase Bank NA	6/2026	(2,369)
USD	3,875,471	SEK	35,939,000	Bank of America NA	6/2026	(18,274)
USD	1,134,823	SEK	10,614,000	Bank of America NA	6/2026	(15,131)
USD	4,514,715	SEK	42,096,000	Bank of America NA	6/2026	(46,098)
USD	6,956,190	SEK	64,735,000	Bank of America NA	6/2026	(57,404)
USD	4,104,944	SEK	38,093,000	Bank of America NA	6/2026	(22,172)
USD	3,506,394	SEK	32,374,000	Bank of America NA	6/2026	(1,107)
USD	1,552,877	SEK	14,168,000	Bank of America NA	6/2026	17,871
USD	7,903,901	SEK	74,598,000	Bank of America NA	6/2026	(178,281)
USD	1,934,800	SEK	17,736,000	Bank of America NA	6/2026	13,226
USD	1,980,015	SGD	2,525,000	Bank of America NA	6/2026	(9,001)
USD	1,637,214	SGD	2,080,000	Bank of America NA	6/2026	(1,262)
USD	2,380,287	SGD	3,048,000	Bank of America NA	6/2026	(20,711)
USD	2,156,592	SGD	2,743,000	Bank of America NA	6/2026	(4,148)
USD	1,153,659	SGD	1,462,000	Brown Brothers Harriman & Co.	6/2026	2,000
USD	1,432,762	SGD	1,832,000	Brown Brothers Harriman & Co.	6/2026	(10,357)
USD	27,529,589	SGD	34,811,000	Citibank NA	6/2026	107,958
USD	1,142,234	THB	37,512,000	JPMorgan Chase Bank NA	6/2026	(12,777)
USD	1,157,896	THB	37,712,000	JPMorgan Chase Bank NA	6/2026	(3,273)
USD	1,068,704	THB	35,139,000	JPMorgan Chase Bank NA	6/2026	(13,241)
USD	1,110,493	TWD	35,347,000	Bank of America NA	6/2026	(8,260)
USD	1,015,816	TWD	32,628,000	Bank of America NA	6/2026	(16,879)
USD	3,972,949	TWD	125,426,000	Bank of America NA	6/2026	3,144
USD	1,742,220	TWD	55,873,000	Bank of America NA	6/2026	(26,192)
USD	21,911,110	TWD	701,287,000	State Street Bank & Trust Co	6/2026	(285,025)
USD	1,030,169	TWD	32,986,000	State Street Bank & Trust Co	6/2026	(13,857)
USD	1,074,744	ZAR	18,126,000	Brown Brothers Harriman & Co.	6/2026	(6,933)
USD	1,015,256	ZAR	17,400,000	HSBC Bank USA NA	6/2026	(23,097)
ZAR	120,714,000	USD	7,317,877	Bank of America NA	6/2026	(114,213)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(948,303)
Unrealized Appreciation						6,254,460
Unrealized Depreciation						(7,202,763)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EM CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		43,598,000	(638,499)	0	(638,499)
5Y CDX NA IG Series 46 Index		6/2031	ICE	(1%)	Quarterly		184,032,000	(853,720)	0	(853,720)
iTraxx Europe Series 45 Index		6/2031	ICE	(1%)	Quarterly	EUR	132,968,000	(821,366)	0	(821,366)

TOTAL BUY PROTECTION								(2,313,585)	0	(2,313,585)
Sell Protection
iTraxx Crossover Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	40,632,000	1,149,863	0	1,149,863
CDX NA HY Series 46 Index	NR	6/2031	ICE	5%	Quarterly		79,173,000	2,956,758	0	2,956,758

TOTAL SELL PROTECTION								4,106,621	0	4,106,621
TOTAL CREDIT DEFAULT SWAPS								1,793,036	0	1,793,036

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	At Maturity	U.S. SOFR Index plus 66 basis points	At Maturity	Goldman Sachs International	6/2026	9,300	6,384,543	(221,918)	0	(221,918)
NVIDIA Corp	Pay	At Maturity	U.S. SOFR Index plus 40 basis points	At Maturity	Goldman Sachs International	7/2026	34,000	6,761,580	(13,148)	0	(13,148)
TOTAL RETURN SWAPS									(235,066)	0	(235,066)
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $38,227,711.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,592,485.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,474,576.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	101,111,060	64,792,155	49,357,648	979,005	(1,851)	1,851	116,545,567	116,522,263	0.2%
Total	101,111,060	64,792,155	49,357,648	979,005	(1,851)	1,851	116,545,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.